UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21157

        Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.3% (0.9% of Total Investments)
$ 550	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$549,984
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 13.9% (9.0% of Total Investments)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	1,323,813
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds,	7/12 at 100.00	AAA	1,198,659
	Main Campus Project, Series 2002, 5.250%, 7/01/18 – MBIA Insured
270	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/08 at 101.00	A–	273,486
	Series 1998A, 5.375%, 5/15/28
540	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	560,687
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	584,673
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 –	6/12 at 100.00	AAA	2,104,000
	AMBAC Insured

5,755	Total Education and Civic Organizations			6,045,318

	Health Care – 24.2% (15.6% of Total Investments)
1,015	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	1,038,538
	2007A, 5.000%, 1/01/25
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A–	635,950
	5.000%, 4/01/20
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	449,911
	Network, Series 2005B, 5.000%, 12/01/37
785	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	732,170
	Network, Series 2007, 5.000%, 12/01/42
390	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	396,361
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	2,032,420
	Hospital, Series 1998, 5.250%, 11/15/37
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue	7/17 at 100.00	A	1,893,091
	Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23 (UB)
1,985	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue	7/14 at 100.00	A	2,027,122
	Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32 (UB)
270	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	275,775
	5.000%, 4/01/16
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,041,490
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33

10,370	Total Health Care			10,522,828

	Housing/Multifamily – 4.5% (2.9% of Total Investments)
1,545	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	1,593,992
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative
	Minimum Tax)
380	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	372,202
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

1,925	Total Housing/Multifamily			1,966,194

	Housing/Single Family – 7.9% (5.1% of Total Investments)
1,175	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	1,205,574
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38
2,130	Tucson and Pima County Industrial Development Authority, Arizona, Single Family Mortgage	6/17 at 101.00	Aaa	2,239,226
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

3,305	Total Housing/Single Family			3,444,800

	Tax Obligation/Limited – 35.7% (23.1% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A,	7/12 at 102.00	AAA	1,079,320
	5.250%, 7/01/18
154	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	145,690
	2005, 5.500%, 7/15/29
2,250	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	Aaa	2,329,492
	2002, 5.000%, 7/15/27 – AMBAC Insured
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
255	5.700%, 7/01/27	1/17 at 100.00	N/R	249,987
155	5.800%, 7/01/32	1/17 at 100.00	N/R	153,084
326	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	349,221
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
800	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A	811,784
	2003, 5.350%, 7/15/28 – ACA Insured
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	552,899
	8/01/23 – MBIA Insured
785	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	750,468
	4.600%, 1/01/26
290	Marley Park Communty Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	292,355
	Obligation Bonds, Series 2007, 6.100%, 7/15/32
2,000	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	AAA	2,147,340
	AMBAC Insured
640	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	644,698
	2006, 5.300%, 7/15/31
425	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	417,027
	Bonds, Series 2007, 5.800%, 7/15/32
160	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	147,584
	Series 2006, 5.350%, 7/15/31
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	A	1,259,963
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,130	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	1,177,754
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
665	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	661,083
	Bonds, Series 2007, 5.900%, 7/15/32
1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	1,303,963
	2005, 5.750%, 7/15/24
665	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	668,278
	2005, 6.000%, 7/01/30
425	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	391,718
	Bonds Series 2006, 5.250%, 7/15/31

15,150	Total Tax Obligation/Limited			15,533,708

	Transportation – 13.7% (8.8% of Total Investments)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
	Series 2002B:
1,000	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	Aaa	1,077,290
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	Aaa	2,376,612
2,450	Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%,	6/11 at 100.00	AAA	2,493,266
	6/01/20 – AMBAC Insured (Alternative Minimum Tax)

5,750	Total Transportation			5,947,168

	U.S. Guaranteed – 28.6% (18.5% of Total Investments) (4)
300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (4)	326,427
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	1,116,080
	Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Series 1999A:
350	6.125%, 11/15/22 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3 (4)	368,169
520	6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3 (4)	548,262
2,660	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	2,904,932
	Project, Series 2003A, 5.375%, 7/01/20 (Pre-refunded 7/01/13) – MBIA Insured
660	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/18	7/12 at 100.00	AAA	702,108
	(Pre-refunded 7/01/12)
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,703,126
	Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – FSA Insured
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,366,575
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
2,770	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22	7/13 at 100.00	AAA	2,972,180
	(Pre-refunded 7/01/13)
440	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.000%, 7/01/20 (Pre-refunded 7/01/11)	7/11 at 100.00	AA (4)	462,585

11,525	Total U.S. Guaranteed			12,470,444

	Utilities – 12.5% (8.1% of Total Investments)
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	1,290,013
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	AAA	1,735,663
	XLCA Insured
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System
	Revenue Bonds, Series 2002B:
270	5.000%, 1/01/22	1/13 at 100.00	Aa1	281,834
1,000	5.000%, 1/01/31	1/13 at 100.00	Aa1	1,025,820
1,165	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	Aa1	1,126,963
	5.000%, 12/01/32

5,345	Total Utilities			5,460,293

	Water and Sewer – 12.4% (8.0% of Total Investments)
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	422,869
	2003, 5.000%, 7/01/23 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue	7/11 at 100.00	AAA	1,045,070
	Refunding Bonds, Series 2001, 5.125%, 7/01/21 – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	2,095,980
	2002, 5.000%, 7/01/18 – FGIC Insured
920	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	961,934
	2005, 5.000%, 7/01/23 – MBIA Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
425	4.700%, 4/01/22	4/14 at 100.00	N/R	417,992
490	4.900%, 4/01/32	4/17 at 100.00	N/R	473,728

5,240	Total Water and Sewer			5,417,573

$ 64,915	Total Investments (cost $66,030,752) – 154.7%			67,358,310

	Floating Rate Obligations – (5.8)%			(2,545,000)

	Other Assets Less Liabilities – 1.6%			720,166

	Preferred Shares, at Liquidation Value – (50.5)%			(22,000,000)

	Net Assets Applicable to Common Shares – 100%			$43,533,476

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At October 31, 2007, the cost of investments was $63,531,967.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,627,696
Depreciation	(341,262)

Net unrealized appreciation (depreciation) of investments	$1,286,434

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.